Schedule of investments
Delaware Tax-Free New York Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.12%
Corporate Revenue Bonds — 6.10%
Erie County Tobacco Asset Securitization
(Asset-Backed) Series A 1.53% 6/1/60 ^	25,400,000	$1,134,364
New York Liberty Development
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	1,000,000	1,444,760
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	1,000,000	1,134,910
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	725,704
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,026,630
		5,466,368
Education Revenue Bonds — 18.50%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	250,260
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project) 5.00% 8/1/52	500,000	542,665
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	526,375
Series A 5.50% 4/1/43	500,000	527,510

(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	547,355
(Manhattan College Project) 5.00% 8/1/47	500,000	573,075
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	634,068
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	269,757
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	532,505
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	829,965
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Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Dutchess County Local Development
(The Culinary Institute of America Project) Series A-1 5.00% 7/1/46	300,000	$322,299
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	589,665
Monroe County Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	329,586
(True North Rochester Preparatory Charter School Project) Series A 144A 5.00% 6/1/40 #	250,000	295,000
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	565,585
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,068,480
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	501,455
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	458,804
(Fordham University) 5.00% 7/1/44	650,000	722,131
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	1,097,220
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,061,020
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/39	325,000	349,427
Series B 4.00% 7/1/40	300,000	321,744
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,085,710
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	855,135
5.00% 7/1/41	500,000	596,375
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20% 4/1/37	500,000	511,785
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project) Series A 6.25% 10/15/40	600,000	$601,752
		16,566,708
Electric Revenue Bonds — 6.64%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	500,000	537,770
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	570,893
Series A 5.00% 9/1/44	750,000	854,437
Long Island, Power Authority Electric System Revenue
5.00% 9/1/47	500,000	607,305
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,181,560
Series A 5.00% 11/15/38	500,000	521,850
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	48,750
Series AAA 5.25% 7/1/25 ‡	35,000	26,338
Series WW 5.00% 7/1/28 ‡	270,000	202,500
Series XX 4.75% 7/1/26 ‡	40,000	29,780
Series XX 5.25% 7/1/40 ‡	390,000	293,475
Series XX 5.75% 7/1/36 ‡	140,000	106,050
Series ZZ 4.75% 7/1/27 ‡	30,000	22,350
Series ZZ 5.25% 7/1/24 ‡	50,000	37,625
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	750,000	908,707
		5,949,390
Healthcare Revenue Bonds — 13.26%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	285,343
Build NYC Resource
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	1,130,950
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Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dutchess County Local Development
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	$1,098,250
Guilderland, Industrial Development Agency
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	471,845
5.00% 12/1/46	540,000	621,697

(The Unity Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	591,306
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	807,679
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,109,840
Series A 4.00% 9/1/50	1,000,000	1,094,620

(NYU Langone Hospitals Obligated Group) Series A 4.00% 7/1/53	500,000	570,410
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York University Hospitals Center) Series A 4.00% 7/1/40	465,000	517,020
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	585,745
144A 5.00% 12/1/45 #	700,000	778,624
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	400,000	402,052
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	785,917
Suffolk County Economic Development Revenue
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	650,000
		11,876,298
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.63%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	$389,135
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A 5.00% 11/15/56	710,000	770,911
New York City Industrial Development Agency
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,573,185
New York City Transitional Finance Authority Revenue
(Building Aid) Fiscal 2020 Subordinate Series S-1B 4.00% 7/15/45	445,000	513,543
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	519,500
(Class 1 - 3 World Trade Center Project) Class 1 144A 5.00% 11/15/44 #	1,500,000	1,554,870
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	522,105
New York State Dormitory Authority
(State Sales Tax) Series A 4.00% 3/15/48	80,000	90,814
		5,934,063
Local General Obligation Bond — 0.71%
New York City
Subordinate Series E-1 5.25% 3/1/35	500,000	631,090
		631,090
Pre-Refunded Bonds — 5.07%
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project) Series A 6.00% 10/1/31-21 §	525,000	535,180
Dutchess County Local Development
(Health Quest Systems Project) Series A 5.00% 7/1/44-24 §	1,000,000	1,166,870
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project) 5.25% 10/1/31-21 §	500,000	520,730
Monroe County, Industrial Development Revenue
(Nazareth College of Rochester Project) 5.50% 10/1/41-21 §	500,000	521,765
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Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York State Dormitory Authority
(Pratt Institute) Series A 5.00% 7/1/34-24 §	500,000	$584,410
Onondaga Civic Development Revenue
(St. Joseph's Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	405,395
5.00% 7/1/42-22 §	750,000	806,033
		4,540,383
Resource Recovery Revenue Bond — 1.72%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,541,730
		1,541,730
Special Tax Revenue Bonds — 18.94%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	495,850
Glen Cove, Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	264,752
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	248,510
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,029,270
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,161,780
(Future Tax Secured)
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	849,975
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,154,160
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	581,170
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	559,385
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,208,560
Series A-1 5.00% 11/1/42	750,000	835,193
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29	195,000	$196,556
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,139,700
New York State Dormitory Authority Revenue
(General Purpose) Series C 5.00% 3/15/34	500,000	506,215
New York State Urban Development Revenue
(Personal Income Tax) Series A 4.00% 3/15/36	500,000	562,290
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	460,543
Series A-1 4.75% 7/1/53	1,475,000	1,602,484
Series A-1 5.00% 7/1/58	2,745,000	3,027,653
Series A-2 4.536% 7/1/53	1,000,000	1,072,290
		16,956,336
State General Obligation Bonds — 1.83%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	465,000	304,575
(Public Improvement)
Series A 5.00% 7/1/41 ‡	265,000	172,250
Series A 5.125% 7/1/37 ‡	685,000	457,237
Series A 5.375% 7/1/33 ‡	260,000	188,500
Series B 5.75% 7/1/38 ‡	35,000	25,025
Series C 6.00% 7/1/39 ‡	680,000	490,450
		1,638,037
Transportation Revenue Bonds — 12.83%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	516,554
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	521,635
(Climate Bond Certified) Series E 4.00% 11/15/45	500,000	531,665
(Green Bonds)
Series B 4.00% 11/15/50	1,000,000	1,051,250
Series C-1 5.25% 11/15/55	750,000	880,568
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Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	$1,134,420
Series L 5.00% 1/1/35	100,000	123,269

(Junior Indebtedness Obligation) Series A 5.25% 1/1/56	1,000,000	1,162,350
New York Transportation Development Corporation Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project) Series A 4.00% 12/1/40 (AMT)	335,000	376,259
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen Series) 4.00% 11/1/49	1,000,000	1,155,070
(Consolidated Bonds - Two Hundred Sixteen Series) 4.00% 9/1/49	1,000,000	1,152,660
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	704,550
Series 8 6.50% 12/1/28	550,000	553,569
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/47	1,000,000	1,202,120
Series A 5.00% 11/15/49	325,000	418,512
		11,484,451
Water & Sewer Revenue Bonds — 5.89%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,214,140
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	1,168,350
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,202,350
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution)
Fiscal 2011 Series B 5.00% 6/15/30	500,000	512,165
Series B 4.00% 6/15/49	1,000,000	1,181,320
		5,278,325
Total Municipal Bonds (cost $83,305,140)		87,863,179

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(Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.31%
Variable Rate Demand Notes — 0.31%¤
New York City Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2011 Subordinate Series DD-2 0.12% 6/15/43 (SPA - JPMorgan Chase Bank N.A.)	100,000	$100,000
Fiscal 2014 Subordinate Series AA2 0.12% 6/15/50 (SPA - JPMorgan Chase Bank N.A.)	180,000	180,000
Total Short-Term Investments (cost $280,000)		280,000
Total Value of Securities—98.43% (cost $83,585,140)		88,143,179
Receivables and Other Assets Net of Liabilities—1.57%		1,401,570
Net Assets Applicable to 7,605,801 Shares Outstanding—100.00%		$89,544,749
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $7,540,461, which represents 8.42% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2020.
Summary of abbreviations:
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
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